Non-controlling interests - Schedule of ownership interests in subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Ownership interests in subsidiaries
Net income attributable to Vipshop Holdings Limited's shareholders	¥ 8,116,624	$ 1,143,203	¥ 6,298,816	¥ 4,681,073
(Decrease)increase in the Company's additional paid-in capital in relation to the acquisition of additional equity interests in subsidiaries	(8,732)		2,453	(18,050)
Capital contributions from(to) non-controlling interests	(10,630)		6,761	150,471
Net transfers from(to) non-controlling interests	(19,362)		9,214	132,421
Changes to net income attributable to Vipshop Holdings Limited's shareholders, transfers from(to) non-controlling interests	¥ 8,097,262		¥ 6,308,030	¥ 4,813,494